Commitments and Contingencies - Schedule of Property Settlement Obligations (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Commitments and Contingencies - Schedule of Property Settlement Obligations (Details) [Line Items]
ORIGINAL OBLIGATION	$ 6,014,127	$ 6,014,127
SETTLEMENT AMOUNT	96,136	96,136	$ 96,136
INTEREST ACCRUED ON SETTLEMENT	498,063	434,768
TOTAL SETTLEMENT OBLIGATION	3,450,831	3,387,536
Settled Litigation [Member]
Commitments and Contingencies - Schedule of Property Settlement Obligations (Details) [Line Items]
SETTLEMENT AMOUNT	2,952,768	2,952,768
Wayzetta, MN [Member]
Commitments and Contingencies - Schedule of Property Settlement Obligations (Details) [Line Items]
ORIGINAL OBLIGATION	$ 407,000	$ 407,000
DATE OF AWARD
INTEREST RATE		0.00%
INTEREST ACCRUED ON SETTLEMENT	$ 0	$ 0
TOTAL SETTLEMENT OBLIGATION	25,000	25,000
Wayzetta, MN [Member] | Settled Litigation [Member]
Commitments and Contingencies - Schedule of Property Settlement Obligations (Details) [Line Items]
SETTLEMENT AMOUNT	25,000	25,000
Eagan, MN [Member]
Commitments and Contingencies - Schedule of Property Settlement Obligations (Details) [Line Items]
ORIGINAL OBLIGATION	$ 767,000	$ 767,000
DATE OF AWARD	Dec. 07, 2023	Dec. 07, 2023
INTEREST RATE	10.00%	10.00%
INTEREST ACCRUED ON SETTLEMENT	$ 113,089	$ 101,044
TOTAL SETTLEMENT OBLIGATION	601,580	589,535
Eagan, MN [Member] | Settled Litigation [Member]
Commitments and Contingencies - Schedule of Property Settlement Obligations (Details) [Line Items]
SETTLEMENT AMOUNT	488,491	488,491
St. Louis Park, MN [Member]
Commitments and Contingencies - Schedule of Property Settlement Obligations (Details) [Line Items]
ORIGINAL OBLIGATION	$ 673,000	$ 673,000
DATE OF AWARD	May 22, 2024	May 22, 2024
INTEREST RATE	10.00%	10.00%
INTEREST ACCRUED ON SETTLEMENT	$ 79,010	$ 68,522
TOTAL SETTLEMENT OBLIGATION	504,360	493,872
St. Louis Park, MN [Member] | Settled Litigation [Member]
Commitments and Contingencies - Schedule of Property Settlement Obligations (Details) [Line Items]
SETTLEMENT AMOUNT	425,350	425,350
St. Paul, MN [Member]
Commitments and Contingencies - Schedule of Property Settlement Obligations (Details) [Line Items]
ORIGINAL OBLIGATION	$ 1,153,000	$ 1,153,000
DATE OF AWARD	Jan. 22, 2024	Jan. 22, 2024
INTEREST RATE	10.00%	10.00%
INTEREST ACCRUED ON SETTLEMENT	$ 90,978	$ 80,730
TOTAL SETTLEMENT OBLIGATION	506,584	496,336
St. Paul, MN [Member] | Settled Litigation [Member]
Commitments and Contingencies - Schedule of Property Settlement Obligations (Details) [Line Items]
SETTLEMENT AMOUNT	415,606	415,606
MAPLE GROVE, MN [Member]
Commitments and Contingencies - Schedule of Property Settlement Obligations (Details) [Line Items]
ORIGINAL OBLIGATION	$ 1,153,127
DATE OF AWARD	Oct. 03, 2022
INTEREST RATE	10.00%
INTEREST ACCRUED ON SETTLEMENT	$ 76,500
TOTAL SETTLEMENT OBLIGATION	295,500
MAPLE GROVE, MN [Member] | Settled Litigation [Member]
Commitments and Contingencies - Schedule of Property Settlement Obligations (Details) [Line Items]
SETTLEMENT AMOUNT	219,000
DENVER, CO [Member]
Commitments and Contingencies - Schedule of Property Settlement Obligations (Details) [Line Items]
ORIGINAL OBLIGATION	$ 782,000	$ 782,000
INTEREST RATE		0.00%
INTEREST ACCRUED ON SETTLEMENT	$ 0	$ 0
TOTAL SETTLEMENT OBLIGATION	530,557	530,557
DENVER, CO [Member] | Settled Litigation [Member]
Commitments and Contingencies - Schedule of Property Settlement Obligations (Details) [Line Items]
SETTLEMENT AMOUNT	530,557	530,557
Denver CO Quincy [Member]
Commitments and Contingencies - Schedule of Property Settlement Obligations (Details) [Line Items]
ORIGINAL OBLIGATION	$ 1,079,000	$ 1,079,000
DATE OF AWARD	Nov. 14, 2023	Nov. 14, 2023
INTEREST RATE	12.00%	12.00%
INTEREST ACCRUED ON SETTLEMENT	$ 138,486	$ 113,372
TOTAL SETTLEMENT OBLIGATION	987,250	962,136
Denver CO Quincy [Member] | Settled Litigation [Member]
Commitments and Contingencies - Schedule of Property Settlement Obligations (Details) [Line Items]
SETTLEMENT AMOUNT	$ 848,764	$ 848,764